Right-of-Use asset - Summary of Right of Use Asset (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		₨ 18,702
Ending balance		17,955	$ 215	₨ 18,702
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		32,669		30,686
Additions		7,085		7,360
Additions through Business combinations (Refer to Note 7)		33		201
Disposals		(7,110)		(6,562)
Translation adjustment		210		984
Ending balance		32,887		32,669
Gross carrying amount [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		1,278		1,278
Additions		65		0
Additions through Business combinations (Refer to Note 7)		0		0
Disposals		0		0
Translation adjustment		0		0
Ending balance		1,343		1,278
Gross carrying amount [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		27,946		25,993
Additions		6,505		6,015
Additions through Business combinations (Refer to Note 7)		33		201
Disposals		(6,203)		(5,085)
Translation adjustment		172		822
Ending balance		28,453		27,946
Gross carrying amount [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	2,580		2,511
Additions	[1]	264		1,109
Additions through Business combinations (Refer to Note 7)	[1]	0		0
Disposals	[1]	(636)		(1,160)
Translation adjustment	[1]	34		120
Ending balance	[1]	2,242		2,580
Gross carrying amount [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		865		904
Additions		251		236
Additions through Business combinations (Refer to Note 7)		0		0
Disposals		(271)		(317)
Translation adjustment		4		42
Ending balance		849		865
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		13,967		11,816
Depreciation		6,131		6,522
Disposals		(5,244)		(4,830)
Translation adjustment		78		459
Ending balance		14,932		13,967
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		77		58
Depreciation		21		19
Disposals		0		0
Translation adjustment		0		0
Ending balance		98		77
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		12,127		9,676
Depreciation		5,485		5,651
Disposals		(4,439)		(3,564)
Translation adjustment		64		364
Ending balance		13,237		12,127
Accumulated depreciation and amortisation [member] | Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	[1]	1,192		1,512
Depreciation	[1]	444		614
Disposals	[1]	(561)		(1,003)
Translation adjustment	[1]	11		69
Ending balance	[1]	1,086		1,192
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		571		570
Depreciation		181		238
Disposals		(244)		(263)
Translation adjustment		3		26
Ending balance		₨ 511		₨ 571

[1]	Including net carrying value of computer equipment amounting to ₹ 4 and ₹ 2, as at March 31, 2023 and 2024, respectively.